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FOUNDED 1866

February 16, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock FundsSM—BlackRock International Opportunities Portfolio
File Nos. 33-26305, 811-05742

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing is an exhibit containing interactive data format average annual total returns information that mirrors the average annual total returns information in the Prospectus of BlackRock International Opportunities Portfolio (the “Fund”), dated January 30, 2012, as filed pursuant to Rule 497(c) under the Securities Act of 1933, on February 2, 2012 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris
Ellen W. Harris

Enclosure

cc:	Ben Archibald, Esq.
BlackRock Advisors, LLC

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